Revenue from sales and energy purchases (Details 1) MWh in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 ARS ($) MWh	Dec. 31, 2023 ARS ($) MWh	Dec. 31, 2022 ARS ($) MWh
IfrsStatementLineItems [Line Items]
Total - Revenue	$ 2,043,127	$ 1,526,735	$ 1,395,852
Small Demand Tariff [Member]
IfrsStatementLineItems [Line Items]
Sale of energy | MWh	13,086	13,589	13,052
Total - Revenue	$ 1,252,715	$ 909,134	$ 765,306
Medium Demand Segment [Member]
IfrsStatementLineItems [Line Items]
Sale of energy | MWh	1,515	1,552	1,529
Total - Revenue	$ 258,908	$ 171,244	$ 142,648
Large Demand Segment [Member]
IfrsStatementLineItems [Line Items]
Sale of energy | MWh	3,503	3,680	3,714
Total - Revenue	$ 458,650	$ 380,954	$ 416,314
Other Demand Segment [Member]
IfrsStatementLineItems [Line Items]
Sale of energy | MWh	4,622	4,721	4,531
Total - Revenue	$ 64,951	$ 58,104	$ 63,202
Subtotal Sales Of Electricity [Member]
IfrsStatementLineItems [Line Items]
Sale of energy | MWh	22,726	23,542	22,826
Total - Revenue	$ 2,035,224	$ 1,519,436	$ 1,387,470
Right Of Use Of Poles [Member]
IfrsStatementLineItems [Line Items]
Total - Revenue	6,214	6,389	7,561
Connection And Reconnection Charges [Member]
IfrsStatementLineItems [Line Items]
Total - Revenue	1,689	910	821
Subtotal Other Eervices [Member]
IfrsStatementLineItems [Line Items]
Total - Revenue	$ 7,903	$ 7,299	$ 8,382
Energy Purchase [Member]
IfrsStatementLineItems [Line Items]
Energy purchases | MWh	26,827	27,676	27,158
Energy purchases	$ (1,166,395)	$ (999,413)	$ (971,291)